Financial Derivatives (Gains (Losses) on Derivatives and Related Hedged Items - Fair Value Hedges) (Details) - Fair Value Hedging [Member] - Designated as Hedging Instrument [Member] - Interest Rate Contracts [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivatives Recognized in Income	$ (190)	$ (108)	$ 12
Gain (Loss) on Related Hedged Items Recognized in Income	158	67	(42)
Us Treasury And Government And Other Debt Securities [Member] | Investment Securities Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivatives Recognized in Income	142		(111)
Gain (Loss) on Related Hedged Items Recognized in Income	(141)		116
Subordinated debt and Bank notes and senior debt [Member] | Borrowed Funds Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivatives Recognized in Income	(332)	(108)	123
Gain (Loss) on Related Hedged Items Recognized in Income	$ 299	$ 67	$ (158)